Restructuring, Goodwill Impairments and Other Special Charges (Credits), Net	3 Months Ended
Mar. 31, 2012
Restructuring Goodwill Impairment and Other Special Charges by Operating Segment [Abstract]
Restructuring, Goodwill Impairments and Other Special Charges (Credits), Net by Operating Segment

Note 9. Restructuring, Goodwill Impairment and Other Special Charges (Credits), Net

Restructuring, goodwill impairment and other special charges (credits), net were $(11) million and $0 for the three months ended March 31, 2012 and 2011, respectively. These net credits above are not recorded in the Company’s reportable segment earnings.

As a result of a court ruling during the three months ended March 31, 2012, the Company recorded a favorable adjustment of $11 million to reverse a portion of its litigation reserve.

The Company had remaining accruals of $79 million and $89 million as of March 31, 2012 and December 31, 2011, respectively, which are primarily recorded in accrued expenses.